Income (Loss) before Income Taxes from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Before Income Taxes [Line Items]
Non - PRC	$ (2,003)	$ (1,252)	$ (6,873)
PRC	19,364	11,825	7,039
Income before income taxes	$ 17,361	$ 10,573	$ 166